15. CONCENTRATIONS (Details Narrative) (Annual Report)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Annual Report
Percentage of the Company's product sales revenue received from a single state municipal agency	22.00%	65.00%